RISK MANAGEMENT - Stage 3 loans and advances according to their type of evaluation (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,822,754	$ 17,361,475
Cost | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	6,004,479	5,766,277
Cost | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	5,163,304	4,970,415
Cost | Financial assets individually assessed for credit losses [member] | Consumer
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cost | Financial assets individually assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cost | Financial assets individually assessed for credit losses [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Financial assets	841,175	795,862
Cost | Financial assets individually assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Cost | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	6,508,325	6,446,685
Cost | Financial assets collectively assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,773,470	2,782,603
Cost | Financial assets collectively assessed for credit losses [member] | Consumer
Disclosure Of Risk Management [Line Items]
Financial assets	1,773,750	1,568,758
Cost | Financial assets collectively assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,058,229	1,077,206
Cost | Financial assets collectively assessed for credit losses [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Financial assets	782,343	901,216
Cost | Financial assets collectively assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets	120,533	116,902
Allowance
Disclosure Of Risk Management [Line Items]
Financial assets	148,331	127,659	$ 140,001
Allowance | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets		2,923,292
Allowance | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets		2,583,874
Allowance | Financial assets individually assessed for credit losses [member] | Consumer
Disclosure Of Risk Management [Line Items]
Financial assets		0
Allowance | Financial assets individually assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
Allowance | Financial assets individually assessed for credit losses [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Financial assets		339,418
Allowance | Financial assets individually assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets		0
ECL | Financial assets individually assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,852,541
ECL | Financial assets individually assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	2,442,820
ECL | Financial assets individually assessed for credit losses [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Financial assets	409,721
ECL | Financial assets collectively assessed for credit losses [member]
Disclosure Of Risk Management [Line Items]
Financial assets	4,541,894	4,321,210
ECL | Financial assets collectively assessed for credit losses [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Financial assets	1,961,268	1,904,866
ECL | Financial assets collectively assessed for credit losses [member] | Consumer
Disclosure Of Risk Management [Line Items]
Financial assets	1,579,758	1,383,265
ECL | Financial assets collectively assessed for credit losses [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Financial assets	578,593	586,026
ECL | Financial assets collectively assessed for credit losses [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Financial assets	337,830	367,072
ECL | Financial assets collectively assessed for credit losses [member] | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 84,445	$ 79,981